[AXA EQUITABLE LOGO]

William J. Evers

Vice President & Counsel

Tel: 212-314-5027

Fax: 212-314-3953

February 23, 2012

VIA EDGAR

Alison White, Esquire

United States Securities and Exchange Commission

Office of Insurance Products

Division of Investment Management

Mail Stop 8629

Washington, DC 20549-8629

RE:	Separate Account A of AXA Equitable Life Insurance Company

Post-Effective Amendment No. 11 to Registration Statement on Form N-4

File Nos.: 333-130988 and 811-01705

Dear Ms. White:

AXA Equitable Life Insurance Company (“AXA Equitable” or the “Company”) today has transmitted via EDGAR for filing pursuant to Rule 485(a) under the Securities Act of 1933 (“1933 Act”), Post-Effective Amendment No. 11 and Amendment No. 243 (the “Amendment”) to AXA Equitable’s Form N-4 Registration Statement under the 1933 Act and the Investment Company Act of 1940, respectively (File Nos.: 333-130988 and 811-01705). The Registrant is Separate Account A of AXA Equitable Life Insurance Company.

The Amendment relates to the addition of the Guaranteed Withdrawal Benefit for Life (“GWBL”) to the EQUI-VEST® Strategies deferred annuity contracts. The EQUI-VEST® Strategies contracts are group contracts used to fund two types of plans: Section 403(b) TSA plans and Section 457(b) governmental employer plans. There are two series of EQUI-VEST® Strategies contracts – Series 900 and Series 901. Series 900 is no longer being sold to new employer plans; however, participants in existing plans can still participate in the contract. Series 901 is currently being sold to new employer plans and has several existing plans that continue to add new participants. Each series is offered through its own prospectus – both of which have been included in this Post-Effective Amendment. For both series, the GWBL feature will be available to both new and current participants.

The GWBL

The GWBL guarantees that a participant can take withdrawals from his or her GWBL account value up to the Guaranteed Annual Withdrawal Amount beginning at age 65 or later and subject to a distributable event. Withdrawals of the Guaranteed Annual Withdrawal Amount between the ages of 59 ½ and 65 are available but will result in a reduced Guaranteed Annual Withdrawal Amount. Withdrawals are taken from the GWBL account value only and continue during the participant’s lifetime even if the GWBL account value falls to zero (unless it is caused by a withdrawal that exceeds the Guaranteed Annual Withdrawal Amount). Withdrawals from the GWBL account value prior to the participant’s eligibility to receive Guaranteed Annual Withdrawal Amount may significantly reduce the value of the GWBL. Also, withdrawals from the GWBL account value that exceed the Guaranteed Annual Withdrawal Amount may significantly reduce or eliminate the value of the GWBL.

Amounts allocated in connection with the GWBL are limited to the GWBL variable investment options. Generally, participants cannot make transfers out of the GWBL variable investment options and into the Non-GWBL investment options. However, participants can exercise a one-time right to cancel the GWBL and transfer all value in the GWBL account value to the Non-GWBL account value. If this right is exercised, the participant is foreclosed from the GWBL feature.

There is an additional charge for the GWBL that is deducted annually from the GWBL account value on each participation date anniversary that the benefit is inforce.

The GWBL in EQUI-VEST® (Series 201) contracts offered by AXA Equitable

The GWBL that will be added to the EQUI-VEST® Strategies group deferred annuity contracts works exactly the same as the GWBL that is being added to the EQUI-VEST® (Series 201) contracts. In almost all respects, the disclosure in all three prospectuses will be the same. The disclosure with respect to the EQUI-VEST® Strategies contracts varies because they are group contracts in which the Plan Sponsor is the “contract owner” and the “participants” in the group contract are “certificate holders”. Also, the loan provision in the EQUI-VEST® Strategies 901 contracts is different than the loan provisions of the other contracts.

On January 25, 2012, AXA Equitable filed a Post-Effective Amendment to add the GWBL to its EQUI-VEST® (Series 201) individual deferred annuity contracts (File Nos. 333-153809 and 811-01705). The Staff provided comments on February 7, 2012 and the Company responded to those comments on February 17, 2012. In preparing the disclosure for the EQUI-VEST® Strategies prospectuses, we added disclosure that addressed all of the Staff’s comments made in connection with the EQUI-VEST® (Series 201) prospectus.

* * * * *

We anticipate making the GWBL available to all EQUI-VEST® Strategies participants on or about June 25, 2012. Existing participants will be apprised of the GWBL in their May 1, 2012 prospectuses. To that end, we would appreciate your comments on the Amendment by Friday, March 16, 2012, or as soon as practicable thereafter. We will then file another Post-Effective Amendment that will address any Staff comments to the new disclosure in the EQUI-VEST® Strategies prospectuses. Also, we will provide all of the following in each:

(1)	financial statements of AXA Equitable and Separate Account A;

(2)	updated portfolio information (including lowest and highest portfolio expense ratios);

(3)	new expense examples;

(4)	updated tax information;

(5)	updated unit value tables; and

(6)	any additional exhibits (including contract forms) that might be necessary.

Please contact the undersigned at 212-314-5027 or Christopher E. Palmer at 202-346-4253 of Goodwin Procter LLP, if you have any questions.

Very truly yours,

/s/ William J. Evers
William J. Evers

cc:	Christopher E. Palmer, Esq.

Goodwin Procter LLP